Interest-bearing Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposit Interest Expense by Deposit Type
The following table represents deposit interest expense by deposit type:

	December 31,
	2012	2011

Savings, NOW and Money Market	$339,065	$425,505
Certificates of deposit	1,949,000	2,437,263

Total deposit interest expense	$2,288,065	$2,862,768

Scheduled Maturities of Time Deposits	At December 31, 2012, the scheduled maturities of time deposits are as follows:
2013	$66,105,894
2014	24,582,551
2015	16,626,587
2016	7,140,684
2017	8,408,946

$122,864,662